Rule 497(e)

File Nos. 002-75503

811-03364

MAXIM SERIES FUND, INC.

Maxim Invesco Small-Cap Value Portfolio

(the “Portfolio”)

Supplement dated August 3, 2012 to the Prospectus and

Statement of Additional Information for the Portfolio, dated May 1, 2012

Charlie Ko has been named a portfolio manager to the Portfolio. Accordingly, effective immediately, the following changes are made to the Prospectus and Statement of Additional Information.

The section labeled Portfolio Managers on page three of the Prospectus is deleted and replaced with the following:

Portfolio Managers

Name	Title	Length of Service as Manager of Portfolio
Glen E. Murphy, CFA	Co-Lead Portfolio Manager	2008
Andrew Waisburd, Ph.D.	Co-Lead Portfolio Manager; Director of Research	2011
Anthony J. Munchak, CFA	Portfolio Manager	2008
Francis M. Orlando, CFA	Portfolio Manager	2008
Michael Abata, CFA	Portfolio Manager	2011
Charlie Ko, CFA	Portfolio Manager	2012

The following paragraph is added to the Sub-Adviser section beginning on page 11 of the Prospectus:

Charlie Ko, CFA, joined Invesco in 2012 and currently serves as a Portfolio Manager. He earned a B.S. in Mechanical Engineering from the Massachusetts Institute of Technology and an M.B.A. from Yale University.

The first paragraph and chart of the section labeled Other Accounts Managed on page 49 of the Statement of Additional Information are deleted and replaced with the following:

Michael Abata, Charlie Ko, Anthony J. Munchak, Glen E. Murphy, Francis M. Orlando, and Andrew Waisburd are the portfolio managers of the Maxim Invesco Small-Cap Value Portfolio. The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of June 30, 2012.

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Michael Abata, CFA	8	2,271	8	729	39	4,118	0	0	1	131	6	1,350
Charlie Ko, CFA	8	2,271	8	729	39	4,118	0	0	1	131	6	1,350
Anthony J. Munchak, CFA	8	2,271	8	729	39	4,118	0	0	1	131	6	1,350
Glen E. Murphy, CFA	8	2,271	8	729	39	4,118	0	0	1	131	6	1,350
Francis M. Orlando, CFA	8	2,271	8	729	39	4,118	0	0	1	131	6	1,350
Andrew Waisburd, Ph.D.	8	2,271	8	729	39	4,118	0	0	1	131	6	1,350

This Supplement must be accompanied by, or read in conjunction with, the current

Prospectus and Statement of Additional Information for the Portfolio, dated May 1, 2012.

Please keep this Supplement for future reference.